Temporary Equity and Stockholders' Deficit	12 Months Ended
Dec. 31, 2021
Temporary Equity And Stockholders Deficit [Abstract]
Temporary Equity and Stockholders' Deficit
NOTE 7 – TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT
Common Equity
The Board of Directors has authorized up to 31,000,000 shares of Common Stock at a $.0001 par value. As of December 31, 2021 and 2020, 4,039,535 and 3,427,555 shares of Common Stock were outstanding, respectively. The holders of record of Common Stock are entitled to elect one member to the Board of Directors.
On April 14, 2018, the Company repurchased 650,000 shares for $0.2 million. The Company had total treasury shares of 650,000 as of December 31, 2021 and 2020, respectively. The Company has not retired any treasury shares as of December 31, 2021.
Preferred Equity
All preferred equity is convertible at the option of the holder and automatically upon contingent events. All preferred equity participates in dividends with Common Stock on an as-converted
basis when declared by the Board of Directors.
Series Seed Preferred Shares
The Board of Directors has authorized up to 400,000 Series Seed shares. As of December 31, 2021 and 2020, there were 400,000 Series Seed Preferred Shares issued and outstanding, at the original issuance price of $4.00/share. The Series Seed Preferred shares were entitled to receive a 6% cumulative dividend on the original issue price of the Series Seed Preferred Shares until the first issuance of Series
A-1
Preferred Shares. The Series Seed Preferred Shares accrued $0.3 million of cumulative but unpaid dividends prior to the Series
A-1
Preferred Share original issuance, for a total liquidation preference of $1.9 million as of December 31, 2021 and 2020. Per the terms of the Second Amended and Restated Certificate of Incorporation of Fast Radius, Inc., dated March 21, 2019, scenarios exist in which accrued but unpaid dividends would not be paid.
Series
Seed-1
Preferred Shares
The Board of Directors has authorized up to 515,779 Series
Seed-1
Preferred Shares. As of December 31, 2021 and 2020, there were 515,779 Series
Seed-1
Preferred Shares issued and outstanding, at the original issuance price of $5.3911/share. The Series
Seed-1
Preferred Shares were entitled to receive a 6% cumulative dividend on the original issue price of the Series
Seed-1
Preferred Shares until the first issuance of Series
A-1
Preferred Shares. The Series
Seed-1
Preferred Shares accrued $0.2 million of cumulative but unpaid dividends prior to the Series
A-1
Preferred Share original issuance, for a total liquidation preference of $2.9 million as of December 31, 2021 and 2020. Per the terms of the Second Amended and Restated Certificate of Incorporation of Fast Radius, Inc., dated March 21, 2019, scenarios exist in which accrued but unpaid dividends would not be paid.
Series A Preferred Shares
The Board of Directors has authorized up to 5,706,349, 2,574,478, and 2,713,324 Series
A-1,
Series
A-2,
and Series
A-3
preferred shares, respectively. The Preferred Shares are carried at their original issuance price of $1.00139, $1.20078, and $1.63479 for Series
A-1,
Series
A-2,
and Series
A-3,
respectively. As of December 31, 2021 and 2020, there are 5,706,349 Series
A-1,
2,574,478 Series
A-2
and 2,621,569 Series
A-3
Preferred Shares issued and outstanding with overall liquidation preferences of $5.7 million, $2.8 million and $4.3 million, respectively. The holders of record of Series A Preferred Stock are entitled to elect one member to the Board of Directors.
Series B Preferred Shares
The Board of Directors has authorized up to 5,131,673 Series B Preferred Shares. As of December 31, 2021 and 2020, there were 4,205,059 Series B Preferred Shares issued and outstanding, respectively, at the original issue price of $13.49 per share for a total liquidation preference of $56.7 million as of December 31, 2021 and 2020. The holders of record of Series B Preferred Shares are entitled to elect one member to the Board of Directors.
Liquidation Preferences
In the event of voluntary or involuntary liquidation or dissolution, the remaining assets available for distribution are distributed in the following order pursuant to their respective liquidation preference amounts: Series B,
Series A-1,
Series
A-2,
Series
A-3,
Series Seed, and Series
Seed-1.
Remaining assets available for distribution after preferential payments have been made will be distributed to holders of Series B and common shares.
Redemption
The preferred shares are redeemable upon a liquidation event, deemed liquidation event, or pursuant to the redemption options (as defined in the underlying agreements) providing the holders of preferred shares the option to force the Company to redeem their shares after seven years from the Series B original issuance date at the original issuance price plus dividends declared. The redemption feature of each issuance of preferred shares is not solely within the control of the Company; they are each also redeemable at the option of the holder. As such, each issuance of preferred stock is classified in temporary equity as redeemable preferred stock and measured at redemption value. The preferred stock is not currently redeemable, but it is probable that the preferred stock will become redeemable in the future and therefore the Company has elected an accounting policy to subsequently measure the preferred stock at current redemption value. Details of redemption for each issuance of preferred stock is discussed below.
Series B Preferred Stock
Unless prohibited by Delaware law governing distributions to stockholders, shares of Series B Preferred Stock shall be redeemed by the Company at a price equal to the applicable Original Issue Price per share, plus all declared but unpaid dividends, in three (3) annual installments commencing on or after the date that is seven (7) years from the Original Issue Date of the Series B Preferred Stock from the holders of at least a majority of the then outstanding shares of Series B Preferred Stock (voting together as a single class).
Series A Preferred Stock
Unless prohibited by Delaware law governing distributions to stockholders, shares of Series A Preferred Stock shall be redeemed by the Company at a price equal to the applicable Original Issue Price per share, plus all declared but unpaid dividends, in three (3) annual installments commencing on or after the date that is seven (7) years from the Original Issue Date of the Series B Preferred Stock from (i) the holders of at least a majority of the then outstanding shares of Series A Stock (voting together as a single class), and (ii) if and only if the Series B Preferred Stock has not yet submitted a Series B Redemption Request, the holders of at least a majority of the then outstanding shares of Series B Preferred Stock (voting together as a single class).
Series
Seed-1
Preferred Stock and Series Seed Preferred Stock
Unless prohibited by Delaware law governing distributions to stockholders, shares of Series
Seed-1
Preferred Stock and Series Seed Preferred Stock shall be redeemed by the Company at a price equal to the applicable Original Issue Price per share, plus all declared but unpaid dividends, in three (3) annual installments commencing on or after the date that is seven (7) years from the Original Issue Date of the Series B Preferred Stock from (i) the holders of at least a majority of the then outstanding shares of Series
Seed-1
Preferred Stock and Series Seed Preferred Stock (voting together as a single class), and (ii) if and only if (A) the Series B Preferred Stock has not yet submitted a Series B Redemption Request, the holders of at least a majority of the then outstanding shares of Series B Preferred Stock (voting together as a single class) and (B) the Series A Stock has not yet submitted a Series A Redemption Request, the holders of at least a majority of the then outstanding shares of Series A Stock (voting together as a single class).